Inventories - Disclosure of inventories (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Finished goods	$ 62,730	$ 49,643
Work-in-progress	116,435	21,350
Raw materials	363,223	322,545
Total	$ 542,388	$ 393,538